RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 — RELATED PARTY TRANSACTIONS

The related parties had material transactions for the three months ended March 31, 2025 and 2024 consist of the following:

Name of Related Parties	Nature of Relationship as of March 31, 2025
Yoshiyuki Aikawa	Controlling shareholder, director and CEO of the Company
Medical Corporation Shobikai	The relatives of CEO of the Company being the Members of the MC
Medical Corporation Kowakai	The relatives of CEO of the Company being the Members of the MC
Medical Corporation Nasukai	The relatives of CEO of the Company being the Members of the MC
Medical Corporation Aikeikai	The relatives of CEO of the Company being the Members of the MC
Medical Corporation Jukeikai	The relatives of CEO of the Company being the Members of the MC
Medical Corporation Ritz Cosmetic Surgery	The relatives of CEO of the Company being the Members of the MC
Medical Corporation Association Junikai	The relatives of CEO of the Company being the Members of the MC
Medical Corporation Association Furinkai	The relatives of CEO of the Company being the Members of the MC
Japan Medical & Beauty Inc.	Controlled by the CEO of the Company
SBC Inc.	Controlled by the CEO of the Company
Hariver Inc.	Controlled by the CEO of the Company
Public Interest Foundation SBC Medical Promotion Foundation	The relative of CEO of the Company being a Member of Public Interest Foundation SBC Medical Promotion Foundation
AI Med Inc.	The CEO of the Company is a principal shareholder of AI Med Inc.
SBC Irvine MC	Significantly influenced by the Company
SBC Tokyo Medical University	The CEO of the Company is the chairman of SBC Tokyo Medical University
SBC Shonan Osteopathic Clinic Inc.	The CEO of the Company is a principal shareholder of SBC Shonan Osteopathic Clinic Inc.
Skynet Academy Co., Ltd.	Controlled by the CEO of the Company
Kijimadairakanko Inc.	Controlled by the CEO of the Company

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 16 — RELATED PARTY TRANSACTIONS (cont.)

During the three months ended March 31, 2025 and 2024, the transactions with related parties are as follows:

	For the Three Months Ended March 31,
	2025	2024
Revenues, net
Medical Corporation Shobikai	$11,552,455	$13,118,597
Medical Corporation Kowakai	11,112,924	13,588,637
Medical Corporation Nasukai	12,290,845	12,060,223
Medical Corporation Aikeikai	3,642,703	5,608,462
Medical Corporation Jukeikai	1,173,970	1,905,912
Medical Corporation Ritz Cosmetic Surgery	1,513,623	908,314
Japan Medical & Beauty Inc.	9,833	10,105
Hariver Inc.	4,917	5,052
SBC Inc.	108	1,532
Public Interest Foundation SBC Medical Promotion Foundation	11	53
SBC Tokyo Medical University	14,162	32,805
Yoshiyuki Aikawa	29,187	43,458
AI Med Inc.	92	149
SBC Irvine MC	201,785	334,720
Medical Corporation Association Furinkai	2,634,692	2,292,637
Medical Corporation Association Junikai	1,069,239	557,778
SBC Shonan Osteopathic Clinic Inc.	—	1,773
Skynet Academy Co., Ltd.	6,556	—
Kijimadairakanko Inc.	43	—
Total	$45,257,145	$50,470,207

	For the Three Months Ended March 31,
Cost of revenues	2025	2024
Japan Medical & Beauty Inc.	$3,299,356	$1,797,359
Kijimadairakanko Inc.	68,178	—
SBC Tokyo Medical University	89,394	—
Total	$3,456,928	$1,797,359

As of March 31, 2025 and December 31, 2024, the balances with related parties are as follows:

Accounts receivable	March 31, 2025	December 31, 2024
Medical Corporation Shobikai	$7,648,748	$5,091,430
Medical Corporation Nasukai	8,295,382	8,552,722
Medical Corporation Kowakai	7,461,260	7,742,251
Medical Corporation Aikeikai	3,195,449	3,071,378
Medical Corporation Jukeikai	958,190	993,944
Medical Corporation Association Furinkai	956,271	1,263,602
Medical Corporation Ritz Cosmetic Surgery	945,756	817,283
Medical Corporation Association Junikai	245,846	283,298
SBC Tokyo Medical University	648	536
AI Med Inc.	35	33
SBC Inc.	145	137
Public Interest Foundation SBC Medical Promotion Foundation	48	36
SBC Shonan Osteopathic Clinic Inc.	245	4
SBC Irvine MC	849,828	693,850
Kijimadairakanko Inc.	61	336,176
Total	$30,557,912	$28,846,680

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 16 — RELATED PARTY TRANSACTIONS (cont.)

Finance lease receivables	March 31, 2025	December 31, 2024
Medical Corporation Shobikai	$2,896,397	$1,877,291
Medical Corporation Kowakai	3,550,329	2,490,705
Medical Corporation Nasukai	5,425,363	3,872,683
Medical Corporation Aikeikai	1,049,653	1,047,821
Medical Corporation Ritz Cosmetic Surgery	2,165,097	2,479,771
Medical Corporation Jukeikai	359,056	500,244
Medical Corporation Association Furinkai	1,921,603	1,891,412
Medical Corporation Association Junikai	531,881	197,452
SBC Shonan Osteopathic Clinic Inc.	30,111	32,788
Total	17,929,490	14,390,167
Less: current portion	(7,281,088)	(5,992,585)
Non-current portion	$10,648,402	$8,397,582

Due from related party, net	March 31, 2025	December 31, 2024
SBC Irvine MC	$2,766,013	$2,836,013
Less: allowance for credit loss	(2,766,013)	(2,836,013)
Total	$—	$—

Long-term investments in MCs – related parties	March 31, 2025	December 31, 2024
Medical Corporation Shobikai	$6,690	$6,378
Medical Corporation Kowakai	6,690	6,378
Medical Corporation Nasukai	6,690	6,378
Medical Corporation Aikeikai	6,690	6,378
Medical Corporation Jukeikai	7,195,144	6,859,913
Medical Corporation Ritz Cosmetic Surgery	11,469,881	10,935,485
Total	$18,691,785	$17,820,910

Accounts payable	March 31, 2025	December 31, 2024
Japan Medical & Beauty Inc.	$1,032,052	$659,044
SBC Tokyo Medical University	33,448	—
Kijimadairakanko Inc.	76,262	—
Total	$1,141,762	$659,044

Advances from customers	March 31, 2025	December 31, 2024
Medical Corporation Shobikai	$4,942,797	$5,076,300
Medical Corporation Kowakai	1,120,652	1,801,034
Medical Corporation Nasukai	1,259,764	1,745,069
Medical Corporation Aikeikai	146,893	379,931
Medical Corporation Jukeikai	67,861	140,170
Medical Corporation Ritz Cosmetic Surgery	26,294	45,701
SBC Shonan Osteopathic Clinic Inc.	22,779	16,395
Medical Corporation Association Furinkai	980,578	940,007
Medical Corporation Association Junikai	1,587,516	1,594,926
Total	$10,155,134	$11,739,533

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 16 — RELATED PARTY TRANSACTIONS (cont.)

Notes and other payables – related parties	March 31, 2025	December 31, 2024
Medical Corporation Shobikai	$440,663	$4,653
Medical Corporation Kowakai	447,543	14,672
Medical Corporation Nasukai	343,975	8,827
Medical Corporation Aikeikai	125,388	2,236
Medical Corporation Jukeikai	32,988	—
Medical Corporation Ritz Cosmetic Surgery	44,832	1,201
Total	1,435,389	31,589
Less: current portion	(1,422,976)	(26,255)
Non-current portion	$12,413	$5,334

Due to related party	March 31, 2025	December 31, 2024
Yoshiyuki Aikawa	$2,822,537	$2,823,590
Total	$2,822,537	$2,823,590

	For the Three Months Ended March 31,
Allowance for credit loss movement	2025	2024
Beginning balance	$2,836,013	$3,238,209
Provision for credit loss	—	152,579
Reversal of credit loss	(70,000)	—
Ending balance	$2,766,013	$3,390,788

The balances of due to and due from related parties represent the outstanding loans to and from related parties, respectively, as of March 31, 2025 and December 31, 2024. These loans are non-secured, interest-free and due on demand.

Also see Note 2(a), 8, 11, 12, 15 and 18 for more transactions with related parties.

NOTE 18 — RELATED PARTY TRANSACTIONS

The related parties that had material transactions for the years ended December 31, 2024 and 2023 consist of the following:

Name of Related Parties	Nature of Relationship as of December 31, 2024
Yoshiyuki Aikawa	Controlling shareholder, director and CEO of the Company
Yoshiko Aikawa	Representative director of subsidiaries of the Company
Mizuho Yamashita	Director of a subsidiary of the Company
Medical Corporation Shobikai	The relatives of the CEO of the Company being the Members of the MC
Medical Corporation Kowakai	The relatives of the CEO of the Company being the Members of the MC
Medical Corporation Nasukai	The relatives of the CEO of the Company being the Members of the MC
Medical Corporation Aikeikai	The relatives of the CEO of the Company being the Members of the MC
Medical Corporation Jukeikai	The relatives of the CEO of the Company being the Members of the MC
Medical Corporation Ritz Cosmetic Surgery	The relatives of the CEO of the Company being the Members of the MC
Medical Corporation Association Junikai	The relatives of the CEO of the Company being the Members of the MC
Medical Corporation Association Furinkai	The relatives of the CEO of the Company being the Members of the MC
Japan Medical & Beauty Inc.	Controlled by the CEO of the Company
SBC Inc., previously known as SBC China Inc.	Controlled by the CEO of the Company
Hariver Inc.	Controlled by the CEO of the Company
General Incorporated Association SBC	The CEO of the Company being the Member of General Incorporated Association SBC
Public Interest Foundation SBC Medical Promotion Foundation	The relative of CEO of the Company being a Member of Public Interest Foundation SBC Medical Promotion Foundation
AI Med Inc.	The CEO of the Company is a principal shareholder of AI Med Inc.
Amulet Inc.	Controlled by Mizuho Yamashita, a director of a subsidiary of the Company
SBC Irvine MC	Significantly influenced by the Company
SBC Tokyo Medical University, previously known as Ryotokuji University	The CEO of the Company is the chairman of SBC Tokyo Medical University
SBC Shonan Osteopathic Clinic Inc.	The CEO of the Company is a principal shareholder of SBC Shonan Osteopathic Clinic Inc.
Waqoo Inc.	The CEO of the Company is a principal shareholder of Waqoo Inc.
General Incorporated Association Taiseikai	The relatives of CEO of the Company being the Members of General Incorporated Association Taiseikai
Skynet Academy Co., Ltd.*	Controlled by the CEO of the Company
Kijimadairakanko Inc.*	Controlled by the CEO of the Company

*	Former subsidiaries of the Company that were disposed of to companies controlled by the CEO of the Company on December 23, 2024.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 18 — RELATED PARTY TRANSACTIONS (cont.)

During the years ended December 31, 2024 and 2023, the transactions with related parties are as follows:

	For the Years Ended December 31,
Revenues from related parties	2024	2023
Medical Corporation Shobikai	$53,862,520	$56,554,316
Medical Corporation Kowakai	46,756,189	45,115,149
Medical Corporation Nasukai	46,355,437	45,893,461
Medical Corporation Aikeikai	17,997,072	21,521,302
Medical Corporation Jukeikai	5,666,907	4,518,846
Medical Corporation Ritz Cosmetic Surgery	7,435,446	2,603,405
Japan Medical & Beauty Inc.	39,620	488,023
Hariver Inc.	19,810	21,740
SBC Inc., previously known as SBC China Inc.	2,512	467
Public Interest Foundation SBC Medical Promotion Foundation	107	387
General Incorporated Association SBC	801	569
SBC Tokyo Medical University, previously known as Ryotokuji University	45,286	231,191
Yoshiyuki Aikawa	98,445	67,516
Mizuho Yamashita	—	19,214
Amulet Inc.	—	3,587
AI Med Inc.	787	556,397
SBC Irvine MC	1,204,107	1,298,539
Medical Corporation Association Furinkai	11,708,183	2,923,608
Medical Corporation Association Junikai	3,923,228	851,105
General Incorporated Association Taiseikai	692	—
SBC Shonan Osteopathic Clinic Inc.	56,740	69,227
Total	$195,173,889	$182,738,049

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 18 — RELATED PARTY TRANSACTIONS (cont.)

As of December 31, 2024 and 2023, the balances with related parties are as follows:

Accounts receivable	December 31, 2024	December 31, 2023
Medical Corporation Shobikai	$5,091,430	$9,251,427
Medical Corporation Nasukai	8,552,722	8,447,448
Medical Corporation Kowakai	7,742,251	7,841,059
Medical Corporation Aikeikai	3,071,378	4,661,649
Medical Corporation Jukeikai	993,944	1,358,213
Medical Corporation Association Furinkai	1,263,602	1,039,074
Medical Corporation Ritz Cosmetic Surgery	817,283	520,891
Medical Corporation Association Junikai	283,298	348,187
Japan Medical & Beauty Inc.	—	139,767
SBC Tokyo Medical University, previously known as Ryotokuji University	536	66,546
AI Med Inc.	33	2,329
SBC Inc., previously known as SBC China Inc.	137	45
Public Interest Foundation SBC Medical Promotion Foundation	36	37
SBC Shonan Osteopathic Clinic Inc.	4	—
SBC Irvine MC	693,850	—
Kijimadairakanko Inc.	336,176	—
Total	$28,846,680	$33,676,672

Finance lease receivables	December 31, 2024	December 31, 2023
Medical Corporation Shobikai	$1,877,291	$2,568,709
Medical Corporation Kowakai	2,490,705	2,779,347
Medical Corporation Nasukai	3,872,683	2,019,117
Medical Corporation Aikeikai	1,047,821	1,782,124
Medical Corporation Ritz Cosmetic Surgery	2,479,771	79,439
Medical Corporation Jukeikai	500,244	335,317
Medical Corporation Association Furinkai	1,891,412	—
Medical Corporation Association Junikai	197,452	—
SBC Shonan Osteopathic Clinic Inc.	32,788	—
Total	$14,390,167	$9,564,053
Less: current portion	(5,992,585)	(6,143,564)
Non-current portion	$8,397,582	$3,420,489

Due from related party, net	December 31, 2024	December 31, 2023
SBC Irvine MC	$2,836,013	$3,238,209
Less: allowance for credit loss	(2,836,013)	(3,238,209)
Total	$—	$—

Long-term investments in MCs - related parties	December 31, 2024	December 31, 2023
Medical Corporation Shobikai	$6,378	$7,090
Medical Corporation Kowakai	6,378	7,090
Medical Corporation Nasukai	6,378	7,090
Medical Corporation Aikeikai	6,378	7,090
Medical Corporation Jukeikai	6,859,913	7,626,184
Medical Corporation Ritz Cosmetic Surgery	10,935,485	12,157,011
Total	$17,820,910	$19,811,555

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 18 — RELATED PARTY TRANSACTIONS (cont.)

Accounts payable	December 31, 2024	December 31, 2023
Japan Medical & Beauty Inc.	$659,044	$—
Total	$659,044	$—

Advances from customers	December 31, 2024	December 31, 2023
Medical Corporation Shobikai	$5,076,300	$13,438,645
Medical Corporation Kowakai	1,801,034	4,237,765
Medical Corporation Nasukai	1,745,069	4,117,597
Medical Corporation Aikeikai	379,931	1,168,947
Medical Corporation Jukeikai	140,170	85,044
Medical Corporation Ritz Cosmetic Surgery	45,701	10,177
SBC Shonan Osteopathic Clinic Co., Ltd.	16,395	—
Medical Corporation Association Furinkai	940,007	—
Medical Corporation Association Junikai	1,594,926	—
Total	$11,739,533	$23,058,175

Notes payable – related parties	December 31, 2024	December 31, 2023
Medical Corporation Shobikai	$4,653	$5,264,101
Medical Corporation Kowakai	14,672	3,855,650
Medical Corporation Nasukai	8,827	4,099,032
Medical Corporation Aikeikai	2,236	1,561,642
Medical Corporation Jukeikai	—	268,552
Medical Corporation Ritz Cosmetic Surgery	1,201	268,445
Total	$31,589	$15,317,422
Less: current portion	(26,255)	(3,369,203)
Non-current portion	$5,334	$11,948,219

Due to related party	December 31, 2024	December 31, 2023
Yoshiyuki Aikawa	$2,823,590	$3,583,523
Total	$2,823,590	$3,583,523

Allowance for credit loss movement	December 31, 2024	December 31, 2023
Beginning balance	$3,238,209	$2,867,455
Provision for credit loss	622,804	370,754
Reversal of credit loss	(1,025,000)	—
Ending balance	$2,836,013	$3,238,209

Other income	December 31, 2024	December 31, 2023
Medical Corporation Shobikai	$999,350	$—
Medical Corporation Kowakai	568,092	—
Medical Corporation Nasukai	764,809	—
Medical Corporation Aikeikai	316,352	—
Medical Corporation Jukeikai	24,474	—
Total	$2,673,077	$—

The balances of due to and due from related parties represent the outstanding loans to and from related parties, respectively, as of December 31, 2024 and 2023. These loans are non-secured, interest-free and due on demand.

In February 2023, the Company paid off the retirement compensation expense accrued to Yoshiko Aikawa.

During the years ended December 31, 2024 and 2023, the Company purchased medical equipment and cosmetics of $8,472,202 and $2,842,588, respectively, from Japan Medical & Beauty Inc., which was recognized and included in the cost of revenues.

Also see Note 2(a), 5, 8, 10, 13, 14, 16, 17 and 21 for more transactions with related parties.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS